Fair Value of Assets and Liabilities Measured on Recurring Basis (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		¥ 764,473	¥ 623,667
Derivative assets		20,020	6,268
Derivative liabilities		9,892	8,491
Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		764,473	623,667
Other investments	[1]	88,553	87,480
Derivative assets	[2]	30,407	11,887
Total assets		2,987,581	2,857,675
Derivative liabilities	[2]	48,324	30,549
Total liabilities		48,324	30,549
Fair Value, Measurements, Recurring | Japanese national government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1,222,094	1,244,053
Fair Value, Measurements, Recurring | Japanese local government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		66,891	63,131
Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		464,848	450,935
Fair Value, Measurements, Recurring | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		41,454	31,254
Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		199,992	176,017
Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		108,869	169,251
Marketable securities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		764,473	623,667
Total assets		935,777	823,276
Marketable securities | Fair Value, Measurements, Recurring | Japanese national government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		3,124	24,822
Marketable securities | Fair Value, Measurements, Recurring | Japanese local government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1,474	1,491
Marketable securities | Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		139,540	113,501
Marketable securities | Fair Value, Measurements, Recurring | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		136	1,134
Marketable securities | Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		27,030	58,661
Securities investments and other | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	[1]	88,553	87,480
Total assets		2,021,397	2,022,512
Securities investments and other | Fair Value, Measurements, Recurring | Japanese national government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1,218,970	1,219,231
Securities investments and other | Fair Value, Measurements, Recurring | Japanese local government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		65,417	61,640
Securities investments and other | Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		325,308	337,434
Securities investments and other | Fair Value, Measurements, Recurring | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		41,318	30,120
Securities investments and other | Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		199,992	176,017
Securities investments and other | Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		81,839	110,590
Other current assets/liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	[2]	29,951	10,863
Total assets		29,951	10,863
Derivative liabilities	[2]	23,092	15,155
Total liabilities		23,092	15,155
Other noncurrent assets/Liabilities | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets	[2]	456	1,024
Total assets		456	1,024
Derivative liabilities	[2]	25,232	15,394
Total liabilities		25,232	15,394
Level 1 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		452,830	348,832
Other investments	[1]	9,306	8,031
Total assets		664,871	535,821
Derivative liabilities	[2]	612
Total liabilities		612
Level 1 | Fair Value, Measurements, Recurring | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		2,861	3,027
Level 1 | Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		199,874	175,931
Level 2 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Trading securities		311,643	274,835
Other investments	[1]	4,606	3,612
Derivative assets	[2]	30,407	11,887
Total assets		2,235,072	2,238,199
Derivative liabilities	[2]	47,712	30,549
Total liabilities		47,712	30,549
Level 2 | Fair Value, Measurements, Recurring | Japanese national government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		1,222,094	1,244,053
Level 2 | Fair Value, Measurements, Recurring | Japanese local government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		66,891	63,131
Level 2 | Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		455,357	444,128
Level 2 | Fair Value, Measurements, Recurring | Foreign government bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		38,593	28,227
Level 2 | Fair Value, Measurements, Recurring | Equity securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		118	86
Level 2 | Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		105,363	168,240
Level 3 | Fair Value, Measurements, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Other investments	[1]	74,641	75,837
Total assets		87,638	83,655
Level 3 | Fair Value, Measurements, Recurring | Foreign corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		9,491	6,807
Level 3 | Fair Value, Measurements, Recurring | Japanese corporate bonds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Available-for-sale securities		¥ 3,506	¥ 1,011

[1]	Other investments include certain hybrid financial instruments and certain private equity investments.
[2]	Derivative assets and liabilities are recognized and disclosed on a gross basis.